CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - JPY (¥) ¥ in Millions		Total	Common stock [Member]	Additional paid-in capital [Member]	Retained earnings [Member]	Cumulative translation adjustments [Member]	Defined benefit pension plans [Member]	Own credit adjustments [Member]	Accumulated other comprehensive income (loss) [Member]	Common stock held in treasury [Member]	Total NHI shareholders' equity [Member]	Noncontrolling interests [Member]
Balance at beginning of year at Mar. 31, 2021			¥ 594,493	¥ 696,122	¥ 1,533,713	¥ 18,316	¥ (43,477)	¥ (12,983)		¥ (91,246)		¥ 61,513	[1]
Net Income (Loss)		¥ 142,996			142,996
Cash dividends					(67,007)							(43,346)	[1]
Loss on sales of treasury stock					(2,715)
Stock-based compensation awards				1,421
Changes in ownership interests in subsidiaries
Changes in an affiliated company's interests				(36)
Net change during the year						118,596
Pension liability adjustment		(326)					(326)
Own credit adjustments		47,847						47,847
Repurchases of common stock										(39,650)
Sales of common stock										0
Common stock issued to employees										18,541
Cancellation of treasury stock
Net income (loss) attributable to noncontrolling interests		(3,537)										3,537	[1]
Accumulated other comprehensive income attributable to noncontrolling interests
Cumulative translation adjustments	[1]											2,926
Transaction between NHI group and noncontrolling interest holders, net	[1]											42,881
Other net change in noncontrolling interests	[1]											(9,313)
Balance at end of year at Mar. 31, 2022		2,972,803	594,493	697,507	1,606,987	136,912	(43,803)	34,864	¥ 127,973	(112,355)	¥ 2,914,605	58,198	[1]
Net Income (Loss)		92,786			92,786
Cash dividends					(51,050)							(3,868)	[1]
Loss on sales of treasury stock					(1,718)
Stock-based compensation awards				9,411
Changes in ownership interests in subsidiaries				287
Changes in an affiliated company's interests				(16)
Net change during the year						105,855
Pension liability adjustment		11,629					11,629
Own credit adjustments		72,997						72,997
Repurchases of common stock										(24,728)
Sales of common stock										0
Common stock issued to employees										18,509
Cancellation of treasury stock
Net income (loss) attributable to noncontrolling interests		1,110										(1,110)	[1]
Accumulated other comprehensive income attributable to noncontrolling interests
Cumulative translation adjustments	[1]											1,058
Transaction between NHI group and noncontrolling interest holders, net	[1]											25,956
Other net change in noncontrolling interests	[1]											(4,659)
Balance at end of year at Mar. 31, 2023		3,224,142	594,493	707,189	1,647,005	242,767	(32,174)	107,861	318,454	(118,574)	3,148,567	75,575	[1]
Net Income (Loss)		165,863			165,863
Cash dividends					(68,674)							(3,548)	[1]
Loss on sales of treasury stock					(2,364)
Stock-based compensation awards				1,609
Changes in ownership interests in subsidiaries
Changes in an affiliated company's interests				(13)
Net change during the year						201,304
Pension liability adjustment		12,662					12,662
Own credit adjustments		(72,436)						(72,436)
Repurchases of common stock										(61,199)
Sales of common stock										0
Common stock issued to employees										24,870
Cancellation of treasury stock					(36,105)					36,105
Net income (loss) attributable to noncontrolling interests		(11,357)										11,357	[1]
Accumulated other comprehensive income attributable to noncontrolling interests
Cumulative translation adjustments	[1]											2,042
Transaction between NHI group and noncontrolling interest holders, net	[1]											11,855
Other net change in noncontrolling interests	[1]											1,043
Balance at end of year at Mar. 31, 2024		¥ 3,448,513	¥ 594,493	¥ 708,785	¥ 1,705,725	¥ 444,071	¥ (19,512)	¥ 35,425	¥ 459,984	¥ (118,798)	¥ 3,350,189	¥ 98,324	[1]

[1]	Certain reclassifications of previously reported amounts have been made to conform to the current period presentation.